Performance Management - Stringer Tactical Adaptive Risk Fund	Jun. 27, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns (for calendar years ended December 31) – Institutional Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period Highest: 17.11% (quarter ended June 30, 2020) Lowest: (18.29)% (quarter ended March 31, 2020) Year-to-Date: (0.40)% (quarter ended March 31, 2025)
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	(0.40%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	17.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(18.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2024, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	One Year	Five Years	Ten Year
Institutional Class Shares
Return Before Taxes	8.17%	5.77%	5.91%
Return After Taxes on Distributions	7.54%	4.00%	4.34%
Return After Taxes on Distributions and Sale of Fund Shares	5.15%	4.01%	4.24%
Class A Shares
Return Before Taxes	1.97%	4.32%	5.04%
Class C Shares
Return Before Taxes	7.09%	4.72%	4.86%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Blend	11.81%	6.86%	7.02%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares and after-tax returns for other Classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2024, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares and after-tax returns for other Classes will vary.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Performance Availability Phone [Text]	(877) 244-6235